Document and Entity Information	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8‑K/A (the “Amendment”) amends the Current Report on Form 8‑K filed by Ichor Holdings, Ltd. (the “Company”) with the Securities and Exchange Commission (the “Commission”) on November 26, 2021 (the “Initial Form 8‑K”) regarding the acquisition by Ichor Systems, Inc., a wholly-owned subsidiary of the Company, of IMG Companies, LLC (“IMG”). This Amendment amends the Initial Form 8‑K to file the financial statements of the business acquired under Item 9.01(a) and pro forma financial information under Item 9.01(b), which are filed as exhibits hereto. This Amendment should be read in conjunction with the Initial Form 8‑K and the Company’s other filings with the Commission. Except as provided herein, all information in the Initial Form 8‑K remains unchanged.
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	ICHOR HOLDINGS, LTD.
Entity Central Index Key	0001652535
Entity Emerging Growth Company	false
Entity File Number	001-37961
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3185 Laurelview Ct.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	897-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ICHR
Security Exchange Name	NASDAQ